Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022
Statement of changes in equity [abstract]
Milestone payment expense	$ 0	$ 500,000